Shareholder Fees	Aug. 29, 2025 USD ($)
Villere Balanced Fund | Villere Balanced Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Villere Equity Fund | Villere Equity Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)